Corporate Information - Additional Information (Detail) - May 21, 2019 - Argenpay SAU [Member] $ in Thousands	USD ($) Voting_Rights shares	$ / shares
Discription Of Corporate Information [Line Items]
Percentage of shares acquired to common shares and votes	100.00%
Face value per share | $ / shares		$ 1
Shares acquired | shares	100,000
Number of voting right on share | Voting_Rights	1
Payment for Acquisition of Shares | $	$ 100